Cost Reduction Initiatives, Impairments, Restructurings and Other Charges - Narrative (Details) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015 geographical_hubs location	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013
Restructuring Cost and Reserve [Line Items]
Impairment of multi-client data library			$ 399	$ 100,100	$ 5,461
Percentage of headcount reduction during period	10.00%	50.00%
Percentages salaries reduced during year			10.00%
Write-down of excess and obsolete inventory			$ 151	6,952	21,197
Write-down of certain receivables				8,200
Restructuring charges			8,391
Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					27,983
Percentage of headcount reduction as of period end						31.00%
Cost of goods sold [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			3,981	108,542
Cost of goods sold [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					25,727
Operating expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			3,233	33,400
Operating expenses [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					2,256
Facility charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			2,791
Facility charges [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					647
Facility charges [Member] | Cost of goods sold [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			0
Facility charges [Member] | Cost of goods sold [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					647
Facility charges [Member] | Operating expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1,323
Facility charges [Member] | Operating expenses [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					0
Severance charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges, incurred costs				2,300
Restructuring charges			5,600
Severance charges [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					5,602
Severance charges [Member] | Cost of goods sold [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			3,981	391
Severance charges [Member] | Cost of goods sold [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					3,729
Severance charges [Member] | Operating expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1,910	1,902
Severance charges [Member] | Operating expenses [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					1,873
Asset write-downs and other [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					21,734
Asset write-downs and other [Member] | Cost of goods sold [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				8,051
Asset write-downs and other [Member] | Cost of goods sold [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					21,351
Asset write-downs and other [Member] | Operating expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				8,214
Asset write-downs and other [Member] | Operating expenses [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 383
INOVA Geophysical [Member]
Restructuring Cost and Reserve [Line Items]
Outstanding receivables due from INOVA			$ 5,500
Towed Streamer [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Number of geographical hubs | geographical_hubs		2
Number of locations | location		2
INOVA Geophysical [Member]
Restructuring Cost and Reserve [Line Items]
Write-down of note receivable from OceanGeo				30,700
Charges related to excess and obsolete inventory and customer bad debts				$ 3,500